Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income:
Interest and fees on loans	$ 135,960	$ 127,944	$ 128,581
Interest and dividends on securities available for sale:
U. S. government sponsored enterprises	1,417	2,600	8,097
State and political subdivisions	179	562	1,413
Mortgage-backed securities and collateralized mortgage obligations-residential	12,150	11,385	6,697
Corporate bonds	65	812	2,231
Small Business Administration-guaranteed participation securities	2,154	2,180	319
Mortgage-backed securities and collateralized mortgage obligations-commercial	151	144	0
Other	16	17	19
Total interest and dividends on securities available for sale	16,132	17,700	18,776
Interest on held to maturity securities:
U.S. Government Sponsored Enterprises	0	0	25
Mortgage-backed securities and collateralized mortgage obligations-residential	2,259	2,840	4,287
Corporate bonds	615	833	1,666
Total interest on held to maturity securities	2,874	3,673	5,978
Federal Reserve Bank and Federal Home Loan Bank stock	511	490	486
Interest on federal funds sold and other short-term investments	1,464	1,240	1,142
Total interest and dividend income	156,941	151,047	154,963
Interest expense:
Interest on deposits	14,091	13,800	18,500
Interest on short-term borrowings	1,397	1,483	1,475
Total interest expense	15,488	15,283	19,975
Net interest income	141,453	135,764	134,988
Provision for loan losses	5,100	7,000	12,000
Net interest income after provision for loan losses	136,353	128,764	122,988
Noninterest income:
Trustco Financial Services income	5,837	5,301	5,761
Fees for services to customers	10,844	11,675	12,290
Net gain on securities transactions	717	1,622	2,161
Other	2,508	1,172	752
Total noninterest income	19,906	19,770	20,964
Noninterest expenses:
Salaries and employee benefits	32,879	32,424	31,276
Net occupancy expense	16,251	16,100	15,257
Equipment expense	7,219	6,381	6,073
Professional services	5,807	5,649	6,040
Outsourced services	5,350	5,125	5,122
Advertising expense	2,487	2,827	3,841
FDIC and other insurance expense	3,907	3,975	3,823
Other real estate expense, net	1,009	3,598	3,216
Other	9,761	8,926	9,329
Total noninterest expense	84,670	85,005	83,977
Income before income taxes	71,589	63,529	59,975
Income taxes	27,396	23,717	22,441
Net income	$ 44,193	$ 39,812	$ 37,534
Earnings per share:
Basic (in dollars per share)	$ 0.467	$ 0.422	$ 0.400
Diluted (in dollars per share)	$ 0.466	$ 0.422	$ 0.400